Submission	Dec. 13, 2024
Submission [Line Items]
Central Index Key	0000713676
Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES